Intangible Assets Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Acquired, Finite-Lived [Line Items]
Amount	$ 804	$ 1,096
Weighted Average Life	5 years	9 years
Marketing-related
Intangible Asset, Acquired, Finite-Lived [Line Items]
Amount	$ 12	$ 13
Weighted Average Life	10 years	10 years
Technology-based
Intangible Asset, Acquired, Finite-Lived [Line Items]
Amount	$ 387	$ 912
Weighted Average Life	5 years	9 years
Customer-related
Intangible Asset, Acquired, Finite-Lived [Line Items]
Amount	$ 0	$ 0
Weighted Average Life	0 years	0 years
Contract-based
Intangible Asset, Acquired, Finite-Lived [Line Items]
Amount	$ 405	$ 171
Weighted Average Life	5 years	5 years